CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net Income for the Year	$ 679,669,718	$ 304,906,199	$ 380,219,835
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Foreign Currency Adjustment	1,756,060	1,172,992	(48,826)
Income / (Loss) from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	1,353,670	(7,089,383)	1,066,177
Fair Value through OCI	1,890,573	(6,667,430)	1,531,290
Income tax	(536,903)	(421,953)	(465,113)
Other Comprehensive (Loss)	0	(113,206)	0
Other Comprehensive (Loss)	0	(140,287)	0
Income tax	0	27,081	0
Total Other Comprehensive Income / (Loss) that may be Reclassified to Profit or Loss for the Year	3,109,730	(6,029,597)	1,017,351
Total Other Comprehensive Income / (Loss)	3,109,730	(6,029,597)	1,017,351
Total Comprehensive Income	682,779,448	298,876,602	381,237,186
Total Comprehensive Income Attributable to Parent company´s owners	682,784,518	298,876,546	381,237,186
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	$ (5,070)	$ 56	$ 0